Goodwill and Other Intangible Assets (Details 3) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Mortgage servicing rights activity [Abstract]
Fair value at the beginning of the period	$ 13,649,000,000	$ 15,531,000,000
MSR activity
Originations of MSRs	757,000,000	689,000,000
Purchase of MSRs	1,000,000	14,000,000
Disposition of MSRs	0	0
Total net additions	758,000,000	703,000,000
Change in valuation due to inputs and assumptions	(751,000,000)	(96,000,000)
Other changes in fair value	(563,000,000)	(607,000,000)
Total change in fair value of MSRs	(1,314,000,000)	(703,000,000)
Fair value at March 31	13,093,000,000	15,531,000,000
Change in unrealized gains/(losses) included in income related to MSRs held at March 31	(751,000,000)	(96,000,000)
Contractual service fees, late fees and other ancillary fees included in income	1,025,000,000	1,132,000,000
Third-party mortgage loans serviced at March 31 (in billions)	963,000,000,000	1,084,000,000,000
Servicer advances, net at March 31 (in billions)	$ 10,800,000,000	$ 9,000,000,000